Shareholders’ Equity (Details)		1 Months Ended	12 Months Ended
	Oct. 09, 2018 $ / shares shares	Apr. 29, 2020 shares	Mar. 31, 2021 ¥ / shares shares	Mar. 31, 2020 ¥ / shares shares	Jun. 03, 2019 $ / shares shares	Mar. 05, 2018 shares
Shareholders’ Equity (Details) [Line Items]
Share capital authorized	15,000
Authorized share capital dividend into shares	150,000,000
Ordinary shares, designated	140,000,000
Ordinary shares par value (in Dollars per share) | (per share)	$ 0.0001		¥ 0.0001	¥ 0.0001
Preferred stock shares issued	10,000,000
Preferred shares par value (in Dollars per share) | (per share)	$ 0.0001		¥ 0.0001	¥ 0.0001
Ordinary shares issued			4,517,793	4,517,793
Ordinary shares issued		4,517,793				100,000
Stockholders equity stock split, description			The Company believes it is appropriate to reflect these nominal share repurchases to result in 4,517,793 ordinary shares being issued and outstanding or reduction of 63.5% of total ordinary shares being issued and outstanding after the repurchase of ordinary shares similar to 0.365-for-1 reverse stock split.
Ordinary shares Authorized			140,000,000	140,000,000
Ordinary shares outstanding			4,517,793	4,517,793
Sole Shareholder [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0001
Ordinary shares issued	12,000,000
HMercury Capital Limited [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares					$ 0.0001
Ordinary shares issued					377,514
Repurchase of ordinary shares		239,721
Issued and outstanding ordinary shares percentage		3.05%
Grandsky Phoenix Limited [Member]
Shareholders’ Equity (Details) [Line Items]
Repurchase of ordinary shares		7,620,000
Issued and outstanding ordinary shares percentage		96.95%